Trade and other receivables - Summary of Trade And other receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables
Less: provision for expected credit losses	$ (8,968,265)	$ (8,821,654)
Total net trade receivables, accrued income, and customer wallet receivables.	4,004,331	4,379,852
Other receivables	4,951	948,025
Total	4,009,282	5,327,877
Trade receivables, Accrued Income, Customer wallet receivables [member]
Trade and other receivables
Trade receivables	2,614,945	3,991,175
Customer wallet receivables	1,585,645	715,955
Accrued income	1,318,327	2,001,030
Accumulated impairment [member] | Trade receivables, Accrued Income, Customer wallet receivables [member]
Trade and other receivables
Less: provision for expected credit losses	$ 1,514,586	$ 2,328,308	$ 2,465,258